RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of related party balances and transactions

Name of Entity or Individual	Relationship with the Group

Mr. Leaf Hua Li and his spouse	Principal shareholder and member of his immediate families
Tencent Holdings Limited and its subsidiaries(“Tencent Group”)	Principal shareholder
Individual directors and officers and their spouses	Directors or officers of the Group and members of their immediate families

(a)    Cash and cash equivalent

	As of December 31,
	2021	2022

	(HK$ in thousands)
Cash and cash equivalent	372	349

The balance represents the cash deposited by the Group in various payment channels of Tencent Group for funding marketing campaigns, of which could be withdrawn on demand.

(b)    Amounts Due to Related Parties

	As of December 31,
	2021	2022

	(HK$ in thousands)
Payables in relation to cloud equipment and services from Tencent Group	85,887	48,672
Payables to Tencent Group in relation to ESOP management services	1,307	3,822
SMS channel services from Tencent Group	265	231
	87,459	52,725

(c)    Transactions with Related Parties

	Year ended December 31,
	2020	2021	2022

	(HK$ in thousands)

Cloud service fee	48,940	114,386	171,692
Softwares purchased	508	3,869	1,997
SMS channel service fee	2,511	1,197	1,018
ESOP management service income	595	640	675
Other services	—	135	335
Equipment purchased	4,496	45,658	—
Advertising expenses	159	—	—
	57,209	165,885	175,717